Share-Based Compensation Plans - Summary of Stock Appreciation Rights Activity (Details) - Stock appreciation rights	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shares
Outstanding, beginning balance (in shares) | shares	1,240,000
Granted (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	1,240,000
Exercisable (in shares) | shares	0
Weighted Average Exercise Price
Weighted average exercise price, outstanding, beginning balance (in dollars per share) | $ / shares	$ 10.00
Weighted average exercise price, granted (in dollars per share) | $ / shares	0
Weighted average exercise price, outstanding, ending balance (in dollars per share) | $ / shares	10.00
Weighted average exercise price, exercisable (in dollars per share) | $ / shares	$ 0
Weighted Average Remaining Contractual Term
Weighted average remaining contractual term, outstanding	8 years
Weighted average remaining contractual term, exercisable	0 years
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding, end of period | $	$ 14,644,400
Aggregate intrinsic value, exercisable, end of period | $	$ 0